Contents of Significant Accounts - Post-Employment Benefits - Additional Information (Detail) - TWD ($) $ in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Actual returns on plan assets		$ 244	$ 241
Expected pension fund contribution in 2026		$ 83
Weighted-average durations of defined benefit obligation		7 years	8 years
Defined benefit plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentages of employees' total monthly salaries and wages to pension fund	2.00%	2.00%		2.00%
Pension expenses		$ 29	$ 35	$ 45
Defined contribution plan [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Percentage of employees' monthly salary or wages as monthly contributions to defined contribution plan		6.00%	6.00%	6.00%
Pension expenses		$ 2,059	$ 1,978	$ 1,655